Related Parties Transactions And Balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	[1]	$ 150,999	$ 138,380	$ 116,805
Participation in expenses		2,257	1,911	2,330
Supplies from affiliated companies	[2]	14,890	15,184	$ 19,180
Trade receivables and other receivables	[1]	79,988	84,656
Trade payables and advances	[2]	$ 15,582	$ 17,906

[1]	(*)The significant sales and balances include sales of helmet mounted cueing systems purchased from the Company by 50%-owned subsidiaries of ESA.
[2]	(**)Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.